Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Expenses

Income tax expenses (benefit) for the years ended December 31, 2024, 2023 and 2022 are summarized as follows:

	For Year Ended
	December 31,
	2024	2023	2022
Current:
Provision for CIT	$1,010,951	$1,599,668	$(26,465)

Deferred:
Provision for CIT	(6,140,342)	203,236	(461,045)

Income tax expense (benefit)	$(5,129,391)	$1,802,904	$(487,510)

Schedule of Provision for Income Taxes

The reconciliation of taxes at the PRC statutory rate (25% in 2024, 2023 and 2022) to our provision for income taxes for the years ended December 31, 2024, 2023 and 2022 was as follows:

	For Year Ended
	December 31,
	2024	2023	2022
Expected taxation at PRC statutory tax rate	$(14,019,992)	$1,885,374	$(3,334,633)
Effect of differing tax rates in different jurisdictions	1,747,697	650,434	(81,257)
Effect of PRC preferential tax rates	824,614	(2,471,114)	790,053
Non-taxable income	(1,099,545)	(898,290)	(1,984,855)
Non-deductible expenses	4,276,153	3,830,387	2,315,146
Research and development super-deduction	(1,607,398)	(1,516,020)	(1,672,428)
(Over) Under-accrued EIT for previous years	62,068	(431)	(538,545)
Addition to valuation allowance	3,882,744	467,366	2,800,862
Foreign tax credit	-	(70,708)	(84,045)
Other (including intercompany transaction )	804,268	(74,094)	1,302,192
Income tax expense (benefit)	$(5,129,391)	$1,802,904	$(487,510)

Schedule of Net Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets and liabilities as of December 31, 2024 and December 31, 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Deferred tax assets:	$	$
Accruals and reserves	13,782,051	6,388,121
Loss carried forward	11,297,569	9,412,846
Total deferred tax assets	25,079,620	15,800,967
Deferred tax liabilities:
Expense	(71,292)	(345,033)
Tangible	(158,057)	(218,406)
Intangible	(559,210)	(763,627)
Revenue	(1,443,197)	(1,222,344)
Total deferred tax liability	(2,231,756)	(2,549,410)
Net deferred tax assets (liabilities)	$22,847,864	$13,251,557
less：valuation allowance	(16,875,904)	(13,400,638)
Net deferred tax assets(liabilities),net of valuation allowance	$5,971,960	$(149,081)

Schedule of Income (Loss) Before Income Taxes from PRC and Non-PRC Sources

Income (loss) before income taxes from PRC and non-PRC sources for the years ended December 31, 2024, 2023 and 2022 are summarized as follows:

	For Year Ended
	December 31,
	2024	2023	2022
Income (loss) before income taxes consists of:
PRC	$(8,358,084)	$23,550,796	$(10,448,802)
Non-PRC	(47,721,653)	(20,078,125)	(2,889,732)
Total	$(56,079,737)	$3,472,671	$(13,338,534)

Schedule of Net Change in the Valuation Allowance of Deferred Tax Assets

Net change in the valuation allowance of deferred tax assets are summarized as follows:

Net change of valuation allowance of Deferred tax assets
Balance at December 31,2023	$13,400,638
Additions-change to tax expense	3,882,744
Prior year true up	7,395
Exchange rate difference	(414,873)
Balance at December 31,2024	$16,875,904

Schedule of Income Tax Expense

The combined effects of income tax expense exemptions and reductions available to the Company for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Years Ended
	December 31,
	2024	2023	2022
Tax benefit (holiday) credit	$2,401,349	$2,421,539	$1,202,615
Basic net income per share effect	$0.03	$0.03	$0.02